UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10423

Seligman Core Fixed Income Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 9/30

Date of reporting period: 6/30/08

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Core Fixed Income Fund, Inc.
Schedule of Investments (unaudited)
June 30, 2008

	Principal Amount or Shares		Value

US Government and Government Agency Securities 58.7%
US Government Securities 17.1%
US Treasury Bonds 5%, 5/15/2037	$405,000		$435,376
US Treasury Inflation-Protected Securities:
2%, 1/15/2016	232,660		245,129
2.375%, 1/15/2017	266,260		288,289
US Treasury Notes:
2.125%, 1/31/2010	1,060,000	##	1,054,867
3.125%, 4/30/2013	360,000		357,104
3.375%, 6/30/2013	520,000		521,097
3.875%, 5/15/2018	865,000		858,040
US Treasury STRIPS Principal 7.5%, 11/15/2024*	445,000		207,656

			3,967,558

Government Agency SecuritiesØ 3.5%
Fannie Mae:
5.125%, 4/15/2011	250,000	##	260,185
5%, 7/9/2018	250,000		247,634
Federal Farm Credit 3.4%, 2/7/2013	240,000		233,399
Federal Home Loan Bank 5%, 11/17/2017	70,000		71,504

			812,722

Government Agency Mortgage-Backed Securities††Ø 38.1%
Fannie Mae:
4.5%, 12/1/2020#	531,309		518,425
5.353%, 4/1/2036#	215,091		216,521
6.051%, 4/1/2036#	760,933		778,862
5.966%, 8/1/2036#	299,889	##	305,689
6.5%, 9/1/2037	365,708		374,272
6.5%, 12/1/2037	473,697		488,316
6.5%, TBA 7/2008	500,000		514,765
Freddie Mac Gold:
5%, 5/1/2018	1,173,736		1,171,181
6.162%, 8/1/2036#	379,861	##	389,702
6.114%, 12/1/2036#	363,370		374,527
5.958%, 4/1/2037#	1,244,518		1,261,137
7%, 4/1/2038	499,079	##	523,936
4.5%, TBA 7/2008	500,000		483,125
5%, TBA 7/2008	750,000		740,742
Ginnie Mae 5.5%, TBA 7/2008	700,000		696,609

			8,837,809

Total US Government and Government Agency Securities			13,618,089

Corporate Bonds 29.2%
Aerospace and Defense 0.9%
Hawker Beechcraft 9.75%, 4/1/2017	25,000		25,125
Honeywell International 5.3%, 3/1/2018	75,000		74,019
United Technologies 6.125%, 7/15/2038	100,000		100,797

			199,941

Airlines 0.9%
Continental Airlines (Series A) 5.983%, 4/19/2022	245,000		202,742

Capital Markets 1.7%
Bank of New York Mellon 4.95%, 11/1/2012	95,000		94,815
Lehman Brothers Holdings 6.875%, 5/2/2018	95,000		92,131
Merrill Lynch 6.05%, 5/15/2012	115,000		112,653
Morgan Stanley 6%, 4/28/2015	105,000		100,520

			400,119

Chemicals 0.3%
E.I. du Pont de Nemours 5%, 1/15/2013	65,000		65,615

Commercial Banks 0.6%
ICICI Bank 6.625%, 10/3/2012†	150,000		148,152

Computers and Peripherals 0.5%
Hewlett-Packard 5.5%, 3/1/2018	70,000		68,685
Seagate Technology 6.375%, 10/1/2011	50,000		48,625

			117,310

Consumer Finance 1.7%
National Rural Utilities Cooperative Finance 5.45%, 2/1/2018	60,000		58,457
Nissan Motor Acceptance 5.625%, 3/14/2011†	315,000		312,916
Rental Service 9.5%, 12/1/2014	25,000		21,000

			392,373

Diversified Financial Services 0.9%
CIT Group 5.4%, 1/30/2016	40,000		27,587
Citigroup 5.5%, 4/11/2013	70,000		68,389
JPMorgan Chase 5.375%, 10/1/2012	110,000		110,435

			206,411

Diversified Telecommunication Services 0.9%
AT&T 5.5%, 2/1/2018	65,000		63,101
Citizens Communications 6.625%, 3/15/2015	100,000		91,250
Embarq 7.082%, 6/1/2016	45,000		42,802

			197,153

Electric Utilities 2.4%
Edison Mission Energy 7%, 5/15/2017	50,000		47,000
Exelon Generation 6.2%, 10/1/2017	120,000		117,082
Indiana Michigan Power Company 6.05%, 3/15/2037	150,000		131,485
Midwest Generation 8.3%, 7/2/2009	26,304		26,502
Southern Power 6.375%, 11/15/2036	120,000		112,077
Union Electric 6.4%, 6/15/2017	120,000		119,970

			554,116

Energy Equipment and Services 0.9%
Complete Production Services 8%, 12/15/2016	25,000		25,094
Nabors Industries 6.15%, 2/15/2018†	115,000		116,447
Weatherford International 7%, 3/15/2038	60,000		61,710

			203,251

Food and Staples Retailing 0.5%
Kroger 6.90%, 4/15/2038	80,000		82,404
Wal-Mart Stores 6.2%, 4/15/2038	40,000		39,434

			121,838

Food Products 1.7%
Archer Daniels Midland 5.45%, 3/15/2018	70,000		68,422
Corn Products 6%, 4/15/2017	215,000		220,506
Del Monte 8.625%, 12/15/2012	50,000		51,000
General Mills 5.20%, 3/17/2015	60,000		58,659

			398,587

Health Care Providers and Services 1.4%
Cardinal Health 9.5%, 4/15/2015	100,000		90,000
HCA 9.25%, 11/15/2016	125,000		129,063
UnitedHealth Group 6.625%, 11/15/2037	120,000		110,851

			329,914

Household Durables 0.5%
Kimberly-Clark 6.125%, 8/1/2017	110,000		114,417

Industrial Conglomerates 0.8%
General Electric Capital 5.875%, 1/14/2038	85,000		77,288
Koninklijke (Royal) Philips Electronics 5.75%, 3/11/2018	115,000		112,874

			190,162

Insurance 1.1%
American General Finance 5.85%, 6/1/2013	55,000		48,556
Genworth Global Funding Trust 5.2%, 10/8/2010	95,000		95,076
Prudential Financial 6.625%, 12/1/2037	125,000		118,362

			261,994

Media 2.1%
Charter Communications Holdings I 13.5%, 1/15/2014	40,000		28,600
Comcast 5.7%, 5/15/2018	60,000		57,028
Thomson Reuters 6.50%, 7/15/2018	225,000		224,616
Time Warner Cable 5.4%, 7/2/2012	110,000		108,986
Viacom 6.125%, 10/5/2017	75,000		72,037

			491,267

Multi-Utilities 0.9%
Dominion Resources 5.6%, 11/15/2016	205,000		198,305

Multiline Retail 0.8%
J.C. Penney 6.375%, 10/15/2036	220,000		184,282

Office Electronics 1.4%
Xerox:
5.5%, 5/15/2012	220,000		217,644
7.625%, 6/15/2013	110,000		114,227

			331,871

Oil, Gas and Consumable Fuels 3.0%
Chesapeake Energy 7.625%, 7/15/2013	150,000		141,000
Encana 5.9%, 12/1/2017	105,000		105,724
OPTI Canada 7.875%, 12/15/2014	50,000		49,625
Plains Exploration Production 7.75%, 6/15/2015	50,000		50,625
Ras Laffan Liquefied Natural Gas 5.298%, 9/30/2020†	360,000		336,722
W & T Offshore 8.25%, 6/15/2014†	25,000		24,250

			707,946

Pharmaceuticals 0.3%
Bristol-Myers Squibb 5.45%, 5/1/2018	65,000		64,241

Real Estate Investment Trusts 2.0%
Health Care Properties 6%, 1/30/2017	190,000		163,775
Prologis Trust 5.625%, 11/15/2016	205,000		190,169
Simon Property Group 6.125%, 5/30/2018	110,000		107,203

			461,147

Road and Rail 0.3%
Union Pacific 5.7%, 8/15/2018	75,000		73,327

Specialty Retail 0.1%
Asbury Automotive Group 7.625%, 3/15/2017	25,000		20,250

Water Utilities 0.6%
American Water Capital 6.085%, 10/15/2017	150,000		144,131

Total Corporate Bonds			6,780,862

Collateralized Mortgage Obligations†† 8.7%
Bank of America Mortgage Securities 4.719%, 7/25/2034#	85,692		83,229
Bear Stearns Alternate Trust 5.604%, 4/25/2035#	92,206		65,927
Chase Mortgage Finance Trust 6.304%, 10/17/2011#	507,036		497,601
GS Mortgage Loan Trust 5.317%, 7/25/2035#	338,444		325,574
Harborview Mortgage Loan Trust 2.723% 1/19/2036#	269,178		208,795
Homestar Mortgage Acceptance 2.803%, 3/25/2034#	139,610		110,430
Indymac Index Mortgage Loan Trust 6.155%, 3/25/2036#†	505,999		392,718
Wells Fargo 4.731%, 7/25/2034#	354,843		337,038

Total Collateralized Mortgage Obligations			2,021,312

Asset-Backed Securities†† 5.4%
Caterpillar Financial Asset Trust 4.94%, 4/25/2014	110,000		110,291
Centex Home Equity 4.533%, 12/25/2032#	335,033		137,224
Chase Issuance Trust 2.491%, 10/17/2011#	220,000		219,550
Citicorp Residential Mortgage Securities 5.872%, 9/25/2036	102,901		102,692
Equifirst Mortgage Loan Trust 3.51%, 12/25/2032	145,956		132,261
GSAA Home Equity Trust 5.344%, 9/25/2035	100,000		84,453
Irwin Home Equity 2.863%, 2/25/2034#	85,192		78,350
Structured Asset Securities 4.04%,** 6/25/2033	424,098		400,309

Total Asset-Backed Securities			1,265,130

Foreign Government Agency Securities 2.2%
Corporacion Andina de Fomento 5.75%, 1/12/2017	140,000		136,297
Emirate of Abu Dhabi 5.5%, 8/2/2012	200,000		205,655
Export-Import Bank of Korea 5.5%, 10/17/2012	165,000		163,553

Total Foreign Government Agency Securities			505,505

Preferred Stocks 0.8%
Thrifts and Mortgage Finance 0.8%
Fannie Mae (Series S) 8.25%	7,755	shs.	177,977

Repurchase Agreement 0.0%
Fixed Income Clearing Corporation 1.75%, dated 6/30/2008, maturing 7/1/2008, in the amount of $1,000, collateralized by: $5,000 Freddie Mac 5.625%, 11/23/2035 with a fair market value of $4,913 (Cost $1,000)	$1,000		1,000

Total Investments 105.0%			24,369,875

Other Assets Less Liabilities (5.0)%			(1,162,277)

Net Assets 100.0%			$23,207,598

*	STRIPS (Separate Trading of Registered Interest and Principal of Securities) Principal is purchased at a discount, receives no interest and receives a single payment at maturity.

**	Current rate of step bond.

†	The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.

††

Investments in mortgage-backed, collateralized mortgage obligations and asset-backed securities are subject to principal paydowns. As a result of prepaydowns from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This, in turn, may impact the ultimate yield realized from these instruments.

Ø	Securities issued by these agencies are neither guaranteed nor issued by the United States Government.

#	Floating rate security, the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at June 30, 2008.

##	At June 30, 2008, these securities, with a total value of $2,534,379 were held as collateral for the TBA securities.

TBA - To be announced.

The cost of investments for federal income tax purposes was $24,980,939. The tax basis gross appreciation and depreciation of portfolio securities were $162,248 and $773,312, respectively. Net depreciation was $611,064.

Security Valuation and Risk— Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment manager, based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the investment manager based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors (the “Board”). This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

US Government and fixed income securities are subject to interest rate risk, credit risk, prepayment risk and market risk. Securities that are not guaranteed by the US Government may have increased credit risk, including, but not limited to, the risk of non-payment of principal or interest. The Fund may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Fund. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. High-yield securities are subject to a greater risk of loss of principal and interest than higher-rated, investment-grade fixed income securities.

Subsequent Events - On July 7, 2008, Ameriprise Financial, Inc. (“Ameriprise”) announced an agreement to acquire the Fund’s investment manager in a transaction that is likely to close in the fourth quarter of 2008. Under the 1940 Act, consummation of Ameriprise’s acquisition of the investment manager will result in the investment manager becoming a wholly-owned subsidiary of RiverSource Investments, LLC (“RiverSource”), a subsidiary of Ameriprise, and a change of control of the investment manager and an assignment and automatic termination of the Fund’s management agreement with the investment manager. On July 29, 2008, the Fund’s Board approved a new advisory agreement with RiverSource, and a new administration agreement with Ameriprise. The new advisory agreement will be presented to the shareholders of the Fund for their approval.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN CORE FIXED INCOME FUND, INC.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	August 25, 2008

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	August 25, 2008

SELIGMAN CORE FIXED INCOME FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.